Investment Securities, Concentrations (Details) - Stockholders' Equity [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	$ 179,997
Fair value	180,857
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	70,829
Fair value	$ 71,027